Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2018
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments
18. Contingent liabilities and commitments
	As at	As at
	30.06.18	31.12.17
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	14,844	14,275
Performance guarantees, acceptances and endorsements	4,479	4,737
Total	19,323	19,012

Commitments
Documentary credits and other short-term trade related transactions	1,055	812
Standby facilities, credit lines and other commitments	312,161	314,761
Total	313,216	315,573

Further details on contingent liabilities relating to legal, competition and regulatory matters can be found in Note 19, Legal, competition and regulatory matters.